Commitment and Contingencies-Narrative (Details) kr in Millions, $ in Millions			1 Months Ended
	Mar. 05, 2023 NOK (kr)	Mar. 05, 2023 USD ($)	Mar. 31, 2023	Dec. 31, 2022 USD ($) contract rig	Dec. 31, 2021 USD ($)	Jun. 14, 2019
Guarantor Obligations [Line Items]
Contract value deduction percentage						2.00%
Number of active contracts | contract				3
Number of future contracts | contract				1
Subsequent event
Guarantor Obligations [Line Items]
Loss contingency, damages sought	kr 300	$ 28
Loss contingency, damages sought			72 million
Sonadrill | Guarantees in favor of customers
Guarantor Obligations [Line Items]
Maximum guarantee | $				$ 1,100	$ 400
Number of rigs | rig				3
Northern Ocean | Guarantees in favor of customers
Guarantor Obligations [Line Items]
Maximum guarantee | $				$ 100	$ 150